OPERATING LEASE - Schedule Of Supplemental Cash Flow Information Related To Operating Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING LEASE
Cash paid for amounts included in the measurement of operating lease liabilities	¥ 184,101	¥ 154,626	¥ 102,154
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 248,325	¥ 139,968	¥ 274,358